Condensed Consolidated Statements of Stockholders' Equity/(Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020			$ (1,885,000)	$ (1,885,000)
Balance, shares at Dec. 31, 2020	23,313,604
Previously reported balance, shares	17,454,542
Issuance of common stock		1,017,000		1,017,000
Issuance of common stock, shares	41,828
Stock-based compensation		56,550,000		56,550,000
Net loss			(62,344,000)	(62,344,000)
Retroactive application of reverse recapitalization, shares	5,859,062
Balance at Dec. 31, 2021		57,567,000	(64,229,000)	(6,662,000)
Balance, shares at Dec. 31, 2021	23,355,432
Previously reported balance, shares	17,496,370
Retroactive application of recapitalization, shares	5,859,062
Adjusted balance beginning of period
Stock-based compensation		4,543		4,543
Net loss			(5,375,000)	(5,375,000)
Balance at Mar. 31, 2022		62,110,000	(69,604,000)	(7,494,000)
Balance, shares at Mar. 31, 2022	23,355,432
Balance at Dec. 31, 2021		57,567,000	(64,229,000)	$ (6,662,000)
Balance, shares at Dec. 31, 2021	23,355,432
Issuance of common stock, shares				17,496,370
Stock-based compensation		12,378,000		$ 12,378,000
Issuance of warrants		824,000		824,000
Net loss			(17,359,000)	(17,359,000)
Balance at Dec. 31, 2022		70,770,000	(81,589,000)	(10,819,000)
Balance, shares at Dec. 31, 2022	23,355,432
Previously reported balance, shares	17,496,370
Retroactive application of recapitalization, shares	5,859,062
Adjusted balance beginning of period
Effect of Business Combination including Backstop Forward Purchase Agreement, net of redeemed public shares		52,070		52,070
Effect of Business Combination, net of redeemed public shares	7,654,035
Issuance of common stock, shares
Issuance of common stock pursuant to the Backstop Forward Purchase Agreement and Subscription Agreement		14,260		14,260
Issuance of commonstock pursuant to the forward purchase agreement and subscription agreement	1,350,000
Issuance of common stock for extension loan shares to related party		13,595,000		13,595,000
Issuance of common stock for extension loan shares to related party, shares	1,365,000
Issuance of common stock for the Loan Modification Agreement		358		358
Issuance of common stock for the Loan Modification Agreement, shares	50,000
Stock-based compensation		646,000		646,000
Offering costs		(2,049,000)		(2,049,000)
Issuance of warrants		884,000		884,000
Net loss			(67,401,000)	(67,401,000)
Balance at Mar. 31, 2023		$ 150,534,000	$ (148,990,000)	$ 1,544,000
Balance, shares at Mar. 31, 2023	33,774,467